Related Party Transactions - Schedule of Contingent Liability for Common Shares Issuable (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Contingent liability for common shares issuable, beginning	$ 520,000	$ 1,220,000
Gain on contingent liability	(450,000)	(700,000)
Reclassification of Contingent liability to common shares issuable	(70,000)
Contingent liability for common shares issuable, ending		$ 520,000